OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 26, 2021	Jun. 27, 2020
Other Current Assets		$ 7,869,974	$ 9,151,613
Other Current Assets [Member]
Investments		3,036,791	3,786,791
Excise Tax Receivable			5,254,595
Notes Receivable	[1]	1,339,000
Other Current Assets		3,494,183	110,227
Total Other Current Assets		$ 7,869,974	$ 9,151,613

[1]	"See Note 7 Assets Held for Sale "for further information.